Financial instruments - Summary of Changes in Unrealized Gains (Losses) Recognized in Net Income for Level 3 Assets and Liabilities (Detail) - Recurring fair value measurement [member] - Level 3 of fair value hierarchy [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Contingent Considerations [Member] | Financial liabilities required to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ (2,683)	¥ (513)
Redeemable Non Controlling Interests [Member] | Financial liabilities designated to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	1,410	(1,878)
Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	(2,420)	4,562
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	(14)	5
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	598	700
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member]
Assets:
Financial assets	(84)	337
Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	(389)	238
Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	6
Equity securities [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	(413)	98
Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	¥ (393)	¥ (6,629)